4. STOCKHOLDERS' DEFICIT (Details 2)	9 Months Ended
Sep. 30, 2020 shares
STOCKHOLDERS' DEFICIT:
Warrants outstanding, beginning	46,016,840
Issuances	11,270,013
Canceled/expired	(70)
Exchanged in debt restructuring	(28,962,508)
Exercised	0
Warrants outstanding, ending	28,324,275